Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Disaggregated Revenue by Major Merchandise

The following table shows disaggregated revenue by major merchandise categories for the years ended December 31, 2023, 2024 and 2025, respectively:

	Years ended December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$	%
Book products	63,623,667	54.3%	87,370,909	56.9%	92,934,947	11,940,301	54.7%
Novelty and packaging products	53,641,929	45.7%	66,122,156	43.1%	76,856,130	9,874,492	45.3%
	117,265,596	100.0%	153,493,065	100.0%	169,791,077	21,814,793	100.0%

The following table shows the disaggregated cost of revenue by major merchandise categories for the years ended December 31, 2023, 2024 and 2025, respectively:

	Years ended December 31,
	2023		2024		2025
	HK$	%	HK$	%	HK$	US$	%
Book products	45,400,091	52.8%	66,529,934	56.3%	74,253,675	9,540,127	55.1%
Novelty and packaging products	40,505,641	47.2%	51,636,200	43.7%	60,487,734	7,771,477	44.9%
	85,905,732	100.0%	118,166,134	100.0%	134,741,409	17,311,604	100%

The following table shows the disaggregated gross profit by major merchandise categories for the years ended December 31, 2023, 2024 and 2025, respectively:

	Years ended December 31,
	2023		2024		2025
	HK$	Gross profit %	HK$	Gross profit %	HK$	US$	Gross profit %
Book products	18,223,576	28.6%	20,840,975	23.9%	18,681,272	2,400,174	20.1%
Novelty and packaging products	13,136,288	24.5%	14,485,956	21.9%	16,368,396	2,103,015	21.3%
	31,359,864	26.7%	35,326,931	23.0%	35,049,668	4,503,189	20.6%